Concentration of risk	6 Months Ended
Jun. 30, 2022
Risks and Uncertainties [Abstract]
Concentration of risk

Note 14 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash in bank. As of June 30, 2022 and December 31, 2021, $1,207,224 and $2,597,037 were deposited with financial institutions located in the PRC, respectively. Deposit insurance system in China only insured each depositor at one bank for a maximum of approximately $77,000 (RMB 500,000). As of June 30, 2022 and December 31, 2021, $678,386 and $1,859,021 are over the China deposit insurance limit which is not covered by insurance, respectively. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2022 and December 31, 2021, cash balance of $807 and $3,693,725 was maintained at financial institutions in Hong Kong, of which none and $3,565,513 was subject to credit risk, respectively.

HK$500,000 (approximately $64,000) of the Company’s short term investment in Hong Kong is protected by the Investor Compensation Fund. Approximately $6.6 million of the Company’s investment is subject to credit risk.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company’s functional currency is the RMB, and its financial statements are presented in U.S. dollars. The RMB depreciated by 5.1% from December 31, 2021 to June 30, 2022. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in its business or results of operations. Currently, the Company’s assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the six month ended June 30, 2022, one customer accounted for 22.6% of the Company’s total revenues. For the six month ended June 30, 2021, three customers accounted for 45.6%, 10.7%, and 10.3% of the Company’s total revenues, respectively.

As of June 30, 2022, three customers accounted for 44.3%, 20.9%, and 18.8% of the total balance of accounts receivable. As of December 31, 2021, four customers accounted for 34.7%, 22.7%, 17.1% and 14.7% of the total balance of accounts receivable, respectively.

Vendor concentration risk

For the six months ended June 30, 2022, one vendor accounted for 11.4% of the Company’s total purchases. For the six months ended June 30, 2021, two vendors accounted for 31.8% and 18.9% of the Company’s total purchases, respectively.

As of June 30, 2022, two vendors accounted for 67.3% and 20.6% of the total balance of accounts payable, respectively. As of December 31, 2021, two vendors accounted for 73.4% and 23.1% of the total balance of accounts payable, respectively.